Capital Stock - Additional Information (Detail)		12 Months Ended
	Nov. 18, 2014 shares	Dec. 31, 2014 $ / shares shares	Sep. 30, 2015 $ / shares shares	Dec. 31, 2013 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	10,000,000
Common stock, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	6,769,106	6,769,106	12,318,508	535,685
Common stock, shares outstanding	535,685	6,769,106	12,318,508	535,685
Common stock, vote description		Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the Board of Directors, subject to the prior rights of all classes of stock outstanding. The holders of common stock, voting as a separate class, are entitled to elect one member of the Board of Directors.
Convertible preferred stock, shares authorized				1,860,000
IPO [Member]
Class of Stock [Line Items]
Common stock, shares issued	6,769,106
Common stock, shares outstanding	6,769,106
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued upon conversion of convertible preferred stock	865,429
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock issued upon conversion of convertible preferred stock	865,429	865,429
Conversion ratio, description		Conversion ratio of one to one
Conversion ratio	1
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares authorized				1,860,000